SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			$ 403,892	$ 133,886	$ 133,886
Gain (loss) on extinguishment of debt, net	$ (74,235)	$ (809,954)	135,943	(840,032)	(871,032)	$ 54,565
Change in fair value included in statements of operations	18,146	$ (47,119)	(49,876)	(113,487)	(212,450)	(316,537)
Ending balance	154,586		154,586		403,892	133,886
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			403,892	$ 133,886	133,886	423,209
Initial fair value of embedded conversion option derivative liability recorded as debt discount					222,500	150,000
Initial fair value of embedded conversion option derivative liability recorded as derivative expense					333,596	141,012
Gain (loss) on extinguishment of debt, net			(303,743)		(73,640)	(263,798)
Change in fair value included in statements of operations			(49,876)		(212,450)	(316,537)
Ending balance	$ 50,273		$ 50,273		$ 403,892	$ 133,886